Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	Mosaic Acquisition Corp.
Entity Central Index Key	0001713952
Entity Filer Category	Accelerated Filer
Smaller Reporting Company	false
Emerging Growth Company	true
Entity Extended Transition Period	false